SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
Subsequent Events

26. SUBSEQUENT EVENTS

JUSTCBD ACQUISITION

On February 24, 2022, a subsidiary of the Company acquired 100% of the equity interests in Just Brands LLC and High Roller Private Label LLC (together “JustCBD”). JustCBD’s products sold include assorted gummies, tinctures, vape cartridges, and creams both direct to consumer and through retail stores. JustCBD has a manufacturing and distribution center based in Fort Lauderdale, Florida in the United States. The initial purchase consideration included $16.0 million plus 9.5 million common shares of the Company. The purchase consideration can be adjusted based on customer working capital targets, shortfalls between JustCBD audited results and target levels, and certain indemnifications. For 24 months following the closing date, the Company must issue additional common shares if the five-day volume weighted average price per share of the Company’s common shares as quoted on the Nasdaq Capital Market fails to equal or exceed $5.00 so that the common share consideration has an aggregate value of $47.5 million. The Company expects the acquisition of JustCBD to accelerate the Company’s growth, create distribution and supply chain synergies, and increases its customer database. The Company has not yet begun the initial business combinations accounting and therefore cannot provide specific amounts related to acquired assets and liabilities.

ACQUISITION OF NONCONTROLLING INTERESTS

During the first quarter of 2022, the Company completed its acquisition of Breeze by acquiring the remaining 10% of the equity interests in Breeze from its minority shareholders in exchange for 30,282 common shares of the Company.

During the first quarter of 2022, the Company acquired the remaining 10% of the outstanding equity interests in Flora Beauty LLC from its minority shareholder in exchange for 100,000 common shares of the Company and a stock option, exercisable for up to 50,000 common shares of the Company at an exercise price of $1.70 per share that expire five years from the date of the grant.

OTHER

During the first quarter of 2022, the Company amended an agreement with a consultant pursuant to which the Company issued 111,112 common shares of the Company and a stock option, exercisable for up to 83,333 common shares of the Company at an exercise price of $2.25 per share that expire five years from the date of the grant.

During the first quarter of 2022, the Company entered into a consulting agreement with the Company's former Chairman of the Board to render services to the Company in exchange for base fees of $25,000 per month through December 31, 2022.

Subsequent to December 31, 2021, a total of 511,999 options and 470,704 warrants were exercised in exchange 982,703 common shares.